Supplemental Balance Sheet Data-Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 17.4	$ 19.1
Unrealized gains on derivatives	0.6	72.7
Margin deposits	0.6	0.6
Other Assets, Current	$ 18.6	$ 92.4